UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aspiriant, LLC
Address: 101 Second Street, Suite 1400
         San Francisco, CA  94105

13F File Number:  028-13064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael H. Kossman
Title:     Chief Financial Officer
Phone:     415.371.7800

Signature, Place, and Date of Signing:

 /s/    Michael H. Kossman     San Francisco, CA     May 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $356,197 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100     1658     2765 SH       SOLE                     2765        0        0
BARCLAYS BK PLC                IPSPGS TTL ETN   06738C794     2718    76312 SH       SOLE                    76312        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1341       11 SH       SOLE                       11        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    34355   423352 SH       SOLE                   423352        0        0
EXXON MOBIL CORP               COM              30231G102      325     3744 SH       SOLE                     3744        0        0
GENERAL ELECTRIC CO            COM              369604103      280    13956 SH       SOLE                    13956        0        0
GOLDMAN SACHS GROUP INC        SP ENHCMD37ETN   38144L852    89835  1737619 SH       SOLE                  1737619        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      244    18939 SH       SOLE                    18939        0        0
ISHARES TR                     S&P 500 INDEX    464287200    27310   193403 SH       SOLE                   193403        0        0
ISHARES TR                     BARCLY USAGG B   464287226      941     8570 SH       SOLE                     8570        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1362    31708 SH       SOLE                    31708        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1885    34338 SH       SOLE                    34338        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3393    48418 SH       SOLE                    48418        0        0
ISHARES TR                     RUSSELL 1000     464287622    10772   138174 SH       SOLE                   138174        0        0
ISHARES TR                     RUSL 2000 VALU   464287630     3170    43449 SH       SOLE                    43449        0        0
ISHARES TR                     RUSSELL 2000     464287655     1971    23799 SH       SOLE                    23799        0        0
ISHARES TR                     RUSL 3000 VALU   464287663      681     7416 SH       SOLE                     7416        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158      890     8345 SH       SOLE                     8345        0        0
ISHARES TR                     MSCI ACWI EX     464288240      893    21881 SH       SOLE                    21881        0        0
ISHARES TR                     MSCI ACWI INDX   464288257     1079    22851 SH       SOLE                    22851        0        0
ISHARES TR                     MSCI SMALL CAP   464288273      797    19855 SH       SOLE                    19855        0        0
ISHARES TR                     EPRA/NAR DEV R/E 464288489     4496   156444 SH       SOLE                   156444        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869     1540    29963 SH       SOLE                    29963        0        0
ISHARES TR                     MSCI VAL IDX     464288877     1943    41339 SH       SOLE                    41339        0        0
SPDR INDEX SHS FDS             EMERG MKTS ETF   78463X509      432     6527 SH       SOLE                     6527        0        0
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863    30582   830569 SH       SOLE                   830569        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871     9026   313733 SH       SOLE                   313733        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    61595   437433 SH       SOLE                   437433        0        0
VANGUARD INDEX FDS             REIT ETF         922908553      880    13826 SH       SOLE                    13826        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      547     7768 SH       SOLE                     7768        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      849    14725 SH       SOLE                    14725        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    32257   729473 SH       SOLE                   729473        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    26150   601558 SH       SOLE                   601558        0        0